Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net (loss) income	$ (6,255)	$ 1,248
Adjustment to reconcile net (loss) income to cash used in operating activities:
Amortization of intangible assets	15	2
Depreciation of property and equipment	36	10
(Reversal of) provision for expected credit losses	(412)	155
Share based compensations	3,312
Share of results of an associate	27
Impairment loss of long-term investments	259
Interest income from loan to a third party	(26)
Change in operating assets and liabilities:
Change in receivables from customers	2,361	72
Change in receivables from brokers-dealers and clearing organizations	(208)	(859)
Change in refundable deposits	(13)
Change in prepaid expenses and other current assets	737	(2,185)
Change in amount due from a director		28
Change in payables to customers	571	(842)
Change in payables to clearing organizations	170
Change in accruals and other current liabilities	71	(89)
Change in contract liabilities	151
Change in income taxes payable		88
Change in operating lease liabilities	(12)
Cash provided by (used in) operating activities	784	(2,372)
Cash flows from investing activities
Purchase of intangible assets	(67)	(20)
Purchase of property and equipment	(21)	(2)
Purchase of long-term investments, net	(658)
Repayment of loan from a third party	1,010
Cash provided by (used in) investing activities	264	(22)
Cash flows from financing activities
Net proceeds from initial public offering (“IPO”)		7,065
Payment for IPO costs		(390)
Advance from related parties	22	56
Advance from a director		3
Cash provided by financing activities	22	6,734
Net change in cash, cash equivalents and cash segregated for regulatory purpose	1,070	4,340
Cash, cash equivalents and cash segregated for regulatory purpose at beginning of the period	7,251	7,514
Cash, cash equivalents and cash segregated for regulatory purpose at the end of the period	8,321	11,854
Supplementary cash flows information
Cash received from interest	34
Income tax expense paid
Cash and cash equivalents	2,459	6,377
Cash segregated for regulatory purpose	5,862	5,477
Total cash, cash equivalents and cash segregated for regulatory purpose	$ 8,321	$ 11,854